Employee Stock And Incentive Plan (Summary Of Nonvested RSU Transactions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Share Units	321,402	212,920	43,500
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	122,565
Granted, Number of Share Units	47,285
Stock units vested in prior period and issued in current period, Number of Share Units	11,500
Stock units vested and paid	(90,588)
Forfeited, Number of Share Units	(2,409)
Nonvested share units at end of period, Number of Share Units	88,353	122,565
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 22.29
Granted, Weighted Average Fair Value	26.00	$ 24.80	$ 23.28
Stock units vested in prior period and issued in current period, Weighted Average Fair Value	17.99
Stock units vested and issued, Weighted Average Fair Value	21.02
Forfeited, Weighted Average Fair Value	24.94
Nonvested share units at end of period, Weighted Average Fair Value	$ 24.94	$ 22.29